Financial income (expense)	6 Months Ended
Jun. 30, 2017
Nonoperating Income (Expense) [Abstract]
Other Nonoperating Income and Expense [Text Block]
7. Financial income (expense)

The components of financial income (expense) are as follows:

	Three months ended		Six months ended
	June 30,		June 30,
(in thousands of U.S. dollars)	2017	2016	2017	2016
Interest income	$113	232	243	$505
Interest expense:
Interest expense	(7,301)	(5,533)	(14,561)	(11,115)
Commitment fees	(241)	(301)	(504)	(602)
Amortization of debt issuance cost and fair value of debt assumed	(210)	(520)	(423)	(1,043)
Total interest expense	(7,752)	(6,354)	(15,488)	(12,760)
Gain (loss) on derivative instruments	247	326	910	662
Other items, net:
Foreign exchange gain (loss)	(811)	(28)	(944)	(365)
Bank charges, fees and other	(29)	(11)	(52)	(91)
Withholding tax on interest expense and other	(582)	(923)	(1,228)	(1,545)
Total other items, net	(1,422)	(962)	(2,224)	(2,001)
Total financial income (expense), net	$(8,814)	(6,758)	(16,559)	$(13,594)